Investments in equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Investment in equity method investees
Investments in equity method investees	¥ 2,002,043		¥ 2,155,561		$ 274,279
Impairment	(10,350)		(106,974)
Share of income (loss) gain of equity method investees	166,980	$ 22,876	80,301	¥ (6,559)
Gain (loss) on disposal of the investment	0		0	¥ 304,570
Equity method investment impairment loss recovered	96,624
Sichuan VipFubon Consumer Finance Co., Ltd
Investment in equity method investees
Investments in equity method investees	270,683		236,319
HongShan Fashion and Technology Industry Fund Investment Limited Partnership ("HongShan Fashion and Technology")
Investment in equity method investees
Investments in equity method investees	429,965		500,993
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd ("Shanxi Shan Shan")
Investment in equity method investees
Investments in equity method investees	582,608		599,884
Guofu Life Insurance Co Limited
Investment in equity method investees
Investments in equity method investees	134,668		239,291
Gansu Shan Shan Outlets Shopping Mall Co., Ltd ("Gansu Shan Shan")
Investment in equity method investees
Investments in equity method investees	174,907		163,141
Others
Investment in equity method investees
Investments in equity method investees	¥ 419,562		¥ 522,907